Financial Risk Management - Summary of Net Debt Movements (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	R$ (1,272,144)
Ending balance	(1,019,569)	R$ (1,272,144)
Payables
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(117,807)	(167,591)
Cash flow and dividends provision	18,532	49,784
Ending balance	(99,275)	(117,807)
Loans and obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Addition and finance expenses accrual	(175,290)
Ending balance	(175,290)	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(85,544)	(106,199)
Cash flow and dividends provision	24,440	21,790
Addition and finance expenses accrual	(25,197)	(823)
Other changes	90	(312)
Ending balance	(86,211)	(85,544)
Cash and cash equivalents
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	102,569	83,449
Cash flow and dividends provision	26,599	15,999
Fair value adjustment	7,413	3,121
Foreign exchange adjustments	0
Ending balance	136,581	102,569
Financial instruments at fair value through profit or loss
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,372,926	8,253
Cash flow and dividends provision	(215,046)	1,340,393
Fair value adjustment	85,884	24,280
Ending balance	R$ 1,243,764	R$ 1,372,926